Warrants (Details) - Schedule of Black Scholes pricing model was used to estimate the fair value - $ / shares			1 Months Ended
	Apr. 09, 2021	Apr. 07, 2021	Jan. 30, 2021
Schedule of Black Scholes pricing model was used to estimate the fair value [Abstract]
Warrants (in Shares)	10,000,000	36,500,000	120,000,000
Share price (in Dollars per share)	$ 0.026	$ 0.0173	$ 0.0043
Exercise Price (in Dollars per share)	$ 0.012	$ 0.006	$ 0.0003
Term	5 years	5 years	5 years
Volatility	319.00%	319.00%	352.00%
Risk Free Interest Rate	0.87%	0.45%	0.45%
Dividend rate